AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Market Value
Communications - 2.2%
Internet Media & Services - 0.9%
eDreams ODIEGO S.A. - ADR *	32,729	$2,863,811

Publishing & Broadcasting - 1.3%
Liberty Media Corporation - Liberty Formula One - Series C *	75,000	3,855,750

Consumer Discretionary - 11.1%
Apparel & Textile Products - 1.7%
VF Corporation	75,000	5,024,250

Automotive - 2.4%
Gentex Corporation	220,000	7,255,600

Consumer Services - 3.9%
Graham Holdings Company - Class B	20,000	11,783,200

Leisure Facilities & Services - 2.8%
Madison Square Garden Sports Corporation *	45,000	8,367,750

Leisure Products - 0.3%
YETI Holdings, Inc. *	11,700	1,002,573

Consumer Staples - 1.1%
Beverages - 1.1%
Remy Cointreau S.A. - ADR	175,550	3,440,780

Energy - 10.4%
Oil & Gas Producers - 9.2%
Chevron Corporation	124,000	12,579,800
Pioneer Natural Resources Company	90,000	14,985,900
		27,565,700
Oil & Gas Services & Equipment - 1.2%
Schlumberger Ltd.	125,000	3,705,000

Financials - 18.8%
Asset Management - 4.1%
KKR & Company, Inc.	200,000	12,176,000

Banking - 1.4%
Hingham Institution for Savings (The)	12,087	4,069,693

Institutional Financial Services - 4.3%
CME Group, Inc.	41,800	8,083,284
Intercontinental Exchange, Inc.	42,500	4,879,850
		12,963,134
Insurance - 6.4%
Alleghany Corporation *	14,536	9,076,424
Brown & Brown, Inc.	59,700	3,310,365

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.4% (Continued)	Shares	Market Value
Financials - 18.8% (Continued)
Insurance - 6.4% (Continued)
Markel Corporation *	5,850	$6,991,510
		19,378,299
Specialty Finance - 2.6%
Fidelity National Financial, Inc.	175,000	7,934,500

Health Care - 8.2%
Health Care Facilities & Services - 2.0%
Chemed Corporation	13,200	6,139,584

Medical Equipment & Devices - 6.2%
Alcon, Inc.	135,000	10,863,450
Haemonetics Corporation *	110,000	7,764,900
		18,628,350
Industrials - 15.1%
Aerospace & Defense - 1.6%
HEICO Corporation - Class A	40,000	4,737,200

Electrical Equipment - 6.1%
A.O. Smith Corporation	80,000	4,885,600
Otis Worldwide Corporation	85,000	6,993,800
Vontier Corporation	192,500	6,468,000
		18,347,400
Engineering & Construction - 2.3%
frontdoor, inc. *	170,000	7,123,000

Industrial Support Services - 3.2%
AMERCO	10,800	6,977,124
Watsco, Inc.	10,000	2,646,200
		9,623,324
Transportation Equipment - 1.9%
Allison Transmission Holdings, Inc.	160,000	5,651,200

Materials - 10.7%
Chemicals - 4.4%
Axalta Coating Systems Ltd. *	100,000	2,919,000
Valvoline, Inc.	330,000	10,289,400
		13,208,400
Metals & Mining - 6.3%
Barrick Gold Corporation	300,000	5,415,000
Franco-Nevada Corporation	79,000	10,262,890
Newmont Corporation	60,000	3,258,000
		18,935,890
Real Estate - 11.0%
Real Estate Owners & Developers - 10.2%
Texas Pacific Land Corporation	25,500	30,838,680

REITs - 0.8%
Lamar Advertising Company - Class A	20,000	2,269,000

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.4% (Continued)	Shares	Market Value
Technology - 3.8%
Software - 1.7%
Change Healthcare, Inc. *	245,000	$5,130,300

Technology Services - 2.1%
Jack Henry & Associates, Inc.	39,250	6,439,355

Total Common Stocks (Cost $196,788,889)		$278,457,723

MONEY MARKET FUNDS - 7.7%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.02% (a)	14,660,792	$14,660,792
Federated Hermes Treasury Obligations Fund - Institutional Shares, 0.01% (a)	8,613,156	8,613,156
Total Money Market Funds (Cost $23,273,948)		$23,273,948

Total Investments at Market Value - 100.1% (Cost $220,062,837)		$301,731,671

Liabilities in Excess of Other Assets - (0.1%)		(427,249)

Net Assets - 100.0%		$301,304,422

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2021.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Market Value
Communications - 0.5%
Internet Media & Services - 0.5%
Angi, Inc. - Class A *	453,087	$5,591,094

Consumer Discretionary - 13.8%
Apparel & Textile Products - 1.0%
VF Corporation	160,000	10,718,400

Retail - Discretionary - 6.7%
Lowe's Companies, Inc.	150,000	30,429,000
O'Reilly Automotive, Inc. *	63,000	38,496,780
		68,925,780
Wholesale - Discretionary - 6.1%
Copart, Inc. *	450,000	62,424,000

Consumer Staples - 2.5%
Retail - Consumer Staples - 2.5%
Ollie's Bargain Outlet Holdings, Inc. *	418,608	25,233,690

Financials - 10.5%
Asset Management - 5.7%
BlackRock, Inc.	24,000	20,127,840
Brookfield Asset Management Reinsurance Partners Ltd. - Class A *	4,913	272,966
Brookfield Asset Management, Inc. - Class A	712,500	38,125,875
		58,526,681
Diversified Financial Services - 4.8%
S&P Global, Inc.	116,000	49,287,240

Health Care - 3.7%
Health Care Facilities & Services - 0.9%
Chemed Corporation	20,000	9,302,400

Medical Equipment & Devices - 2.8%
Medtronic plc	233,000	29,206,550

Industrials - 15.4%
Aerospace & Defense - 4.3%
HEICO Corporation - Class A	371,876	44,041,275

Electrical Equipment - 7.2%
API Group Corporation *	1,670,000	33,984,500
Roper Technologies, Inc.	91,000	40,597,830
		74,582,330
Engineering & Construction - 3.9%
frontdoor, inc. *	948,300	39,733,770

Materials - 4.9%
Containers & Packaging - 4.9%
AptarGroup, Inc.	150,000	17,902,500

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Market Value
Materials - 4.9% (Continued)
Containers & Packaging - 4.9% (Continued)
Ardagh Metal Packaging S.A. *	3,304,376	$32,911,585
		50,814,085
Real Estate - 8.7%
Real Estate Owners & Developers - 0.6%
Texas Pacific Land Corporation	5,000	6,046,800

REITs - 8.1%
Equinix, Inc.	57,500	45,432,475
SBA Communications Corporation	116,000	38,346,120
		83,778,595
Technology - 39.4%
Semiconductors - 5.6%
Texas Instruments, Inc.	300,000	57,663,000

Software - 13.0%
ANSYS, Inc. *	61,000	20,767,450
Autodesk, Inc. *	20,000	5,703,400
Change Healthcare, Inc. *	990,000	20,730,600
Microsoft Corporation	180,000	50,745,600
Software AG - ADR	2,967,252	35,630,762
		133,577,812
Technology Services - 20.8%
Accenture plc - Class A	126,000	40,309,920
Broadridge Financial Solutions, Inc.	243,000	40,493,520
Mastercard, Inc. - Class A	142,000	49,370,560
Moody's Corporation	95,000	33,735,450
Visa, Inc. - Class A	229,000	51,009,750
		214,919,200

Total Common Stocks (Cost $614,140,743)		$1,024,372,702

MONEY MARKET FUNDS - 1.2%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.02% (a) (Cost $12,148,925)	12,148,925	$12,148,925

Total Investments at Market Value - 100.6% (Cost $626,289,668)		$1,036,521,627

Liabilities in Excess of Other Assets - (0.6%)		(5,941,461)

Net Assets - 100.0%		$1,030,580,166

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2021.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Market Value
Communications - 1.0%
Internet Media & Services - 1.0%
Booking Holdings, Inc. *	4,000	$9,495,480

Consumer Discretionary - 14.4%
Apparel & Textile Products - 1.7%
VF Corporation	240,000	16,077,600

Retail - Discretionary - 12.7%
Genuine Parts Company	275,000	33,338,250
Lowe's Companies, Inc.	230,000	46,657,800
TJX Companies, Inc. (The)	300,000	19,794,000
Tractor Supply Company	90,000	18,234,900
		118,024,950
Consumer Staples - 2.5%
Food - 2.5%
Mondelēz International, Inc. - Class A	400,000	23,272,000

Energy - 5.6%
Oil & Gas Producers - 5.6%
Chevron Corporation	260,000	26,377,000
Pioneer Natural Resources Company	155,000	25,809,050
		52,186,050
Financials - 17.4%
Asset Management - 2.3%
Brookfield Asset Management, Inc. - Class A	400,000	21,404,000

Banking - 7.3%
First Horizon Corporation	2,100,000	34,209,000
Truist Financial Corporation	575,000	33,723,750
		67,932,750
Insurance - 4.6%
Brown & Brown, Inc.	180,000	9,981,000
Chubb Ltd.	190,000	32,961,200
		42,942,200
Specialty Finance - 3.2%
Fidelity National Financial, Inc.	670,000	30,377,800

Health Care - 9.7%
Health Care Facilities & Services - 4.8%
Chemed Corporation	40,000	18,604,800
Quest Diagnostics, Inc.	180,000	26,155,800
		44,760,600
Medical Equipment & Devices - 4.9%
Medtronic plc	365,000	45,752,750

Industrials - 8.4%
Aerospace & Defense - 4.1%
HEICO Corporation - Class A	137,120	16,239,122

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Market Value
Industrials - 8.4% (Continued)
Aerospace & Defense - 4.1% (Continued)
Lockheed Martin Corporation	62,500	$21,568,750
		37,807,872
Commercial Support Services - 1.2%
Rentokil Initial plc	1,371,000	10,773,738

Electrical Equipment - 1.2%
Roper Technologies, Inc.	25,000	11,153,250

Transportation & Logistics - 1.9%
United Parcel Service, Inc. - Class B	100,000	18,210,000

Real Estate - 7.1%
Real Estate Owners & Developers - 3.9%
Texas Pacific Land Corporation	30,000	36,280,800

REITs - 3.2%
Equinix, Inc.	37,400	29,550,862

Technology - 31.9%
Semiconductors - 4.4%
Texas Instruments, Inc.	215,000	41,325,150

Software - 10.9%
ANSYS, Inc. *	28,000	9,532,600
Microsoft Corporation	135,000	38,059,200
SAP SE - ADR	180,000	24,307,200
SS&C Technologies Holdings, Inc.	425,000	29,495,000
		101,394,000
Technology Services - 16.6%
Accenture plc - Class A	115,000	36,790,800
Broadridge Financial Solutions, Inc.	205,000	34,161,200
Jack Henry & Associates, Inc.	114,500	18,784,870
Moody's Corporation	65,000	23,082,150
Visa, Inc. - Class A	190,000	42,322,500
		155,141,520

Total Common Stocks (Cost $614,709,871)		$913,863,372

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.1%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.02% (a) (Cost $19,608,664)	19,608,664	$19,608,664

Total Investments at Market Value - 100.1% (Cost $634,318,535)		$933,472,036

Liabilities in Excess of Other Assets - (0.1%)		(766,455)

Net Assets - 100.0%		$932,705,581

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2021.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Market Value
Communications - 4.3%
Entertainment Content - 2.0%
Electronic Arts, Inc.	12,000	$1,707,000

Internet Media & Services - 2.3%
eDreams ODIGEO S.A. *	216,300	1,892,641

Consumer Discretionary - 4.9%
Automotive - 1.7%
Cie Générale des Établissements Michelin - ADR	18,500	567,950
Ferrari N.V.	4,000	836,480
		1,404,430
Retail - Discretionary - 3.2%
Lowe's Companies, Inc.	13,300	2,698,038

Consumer Staples - 5.8%
Beverages - 3.9%
Coca-Cola European Partners plc	59,000	3,262,110

Food - 1.9%
Mondelēz International, Inc. - Class A	27,500	1,599,950

Energy - 5.9%
Oil & Gas Producers - 5.9%
Chevron Corporation	10,350	1,050,007
Pioneer Natural Resources Company	17,605	2,931,409
Rubis SCA	27,750	961,288
		4,942,704
Financials - 18.0%
Banking - 3.8%
First Horizon Corporation	105,000	1,710,450
Truist Financial Corporation	24,500	1,436,925
		3,147,375
Diversified Financial Services - 3.2%
S&P Global, Inc.	6,400	2,719,296

Insurance - 8.9%
AXA S.A. - ADR	92,600	2,589,096
Chubb Ltd.	15,500	2,688,940
Willis Towers Watson plc	9,500	2,208,370
		7,486,406
Specialty Finance - 2.1%
Fidelity National Financial, Inc.	39,500	1,790,930

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Market Value
Health Care - 13.3%
Health Care Facilities & Services - 4.6%
IQVIA Holdings, Inc. *	16,340	$3,914,084

Medical Equipment & Devices - 8.7%
Alcon, Inc.	25,500	2,051,985
Koninklijke Philips N.V.	50,099	2,226,399
Medtronic plc	24,119	3,023,317
		7,301,701
Industrials - 14.8%
Aerospace & Defense - 1.6%
Lockheed Martin Corporation	4,000	1,380,400

Commercial Services - 2.9%
Karooooo Ltd. *	23,126	682,679
Teleperformance S.A. - ADR	8,746	1,721,825
		2,404,504
Diversified Industrials - 1.8%
Eaton Corporation plc	10,175	1,519,229

Electrical Equipment - 3.0%
Otis Worldwide Corporation	12,000	987,360
TE Connectivity Ltd.	11,100	1,523,142
		2,510,502
Machinery - 3.0%
ITOCHU Corporation	28,000	813,481
Nidec Corporation	15,450	1,698,934
		2,512,415
Transportation & Logistics - 2.5%
Canadian National Railway Company	10,000	1,156,500
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Series B *	78,700	919,370
		2,075,870
Real Estate - 2.8%
Real Estate Services - 1.6%
FirstService Corporation	7,500	1,353,600

REITs - 1.2%
Equinix, Inc.	1,300	1,027,169

Technology - 28.8%
IT Services - 0.9%
StoneCo Ltd. - Class A *	21,200	736,064

Semiconductors - 4.7%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	2,344,650
Texas Instruments, Inc.	8,500	1,633,785
		3,978,435

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Market Value
Technology - 28.8% (Continued)
Software - 11.0%
Adobe, Inc. *	2,800	$1,612,016
Microsoft Corporation	15,800	4,454,336
SAP SE	18,100	2,448,917
Sapiens International Corporation N.V.	26,352	758,411
		9,273,680
Technology Hardware - 2.1%
Murata Manufacturing Company Ltd.	19,640	1,732,847

Technology Services - 10.1%
Accenture plc - Class A	10,500	3,359,160
Mastercard, Inc. - Class A	10,000	3,476,800
Visa, Inc. - Class A	7,500	1,670,625
		8,506,585

Total Common Stocks (Cost $58,185,785)		$82,877,965

MONEY MARKET FUNDS - 1.5%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.02% (a) (Cost $1,290,601)	1,290,601	$1,290,601

Total Investments at Market Value - 100.1% (Cost $59,476,386)		$84,168,566

Liabilities in Excess of Other Assets - (0.1%)		(88,570)

Net Assets - 100.0%		$84,079,996

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2021.

AVE MARIA WORLD EQUITY FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
September 30, 2021 (Unaudited)

Country	Value	% of Net Assets
United States **	$47,225,428	56.2%
France	5,840,159	6.9%
United Kingdom	5,470,480	6.5%
Switzerland	4,740,925	5.6%
Japan	4,245,262	5.1%
Canada	2,510,100	3.0%
Germany	2,448,917	2.9%
Taiwan	2,344,650	2.8%
Netherlands	2,226,399	2.6%
Spain	1,892,641	2.3%
Mexico	919,370	1.1%
Italy	836,480	1.0%
Israel	758,411	0.9%
Cayman Islands	736,064	0.9%
Singapore	682,679	0.8%
	$82,877,965	98.6%

**	Includes companies deemed to be a “non-U.S. company” as defined in the Fund’s prospectus, if a company is headquartered outside the United States, or has at least 50% of its revenues or operations outside the United States during its most recent fiscal year, at the time of purchase.

AVE MARIA FOCUSED FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Market Value
Communications - 14.3%
Internet Media & Services - 14.3%
eDreams ODIGEO S.A. *	886,170	$7,754,052

Consumer Discretionary - 1.6%
Automotive - 1.6%
Ferrari N.V.	4,284	895,870

Energy - 6.7%
Renewable Energy - 6.7%
Archaea Energy, Inc. *	53,225	1,008,081
Green Plains, Inc. *	80,500	2,628,325
		3,636,406
Financials - 6.4%
Asset Management - 3.9%
Brookfield Asset Management Reinsurance Partners Ltd. - Class A *	7,183	399,088
Brookfield Asset Management, Inc. - Class A	31,797	1,701,457
		2,100,545
Diversified Financial Services - 2.5%
S&P Global, Inc.	3,278	1,392,789

Health Care - 3.3%
Health Care Facilities & Services - 3.3%
Chemed Corporation	3,846	1,788,852

Industrials - 24.5%
Commercial Support Services - 11.1%
GFL Environmental, Inc.	130,271	4,839,568
Waste Connections, Inc.	9,644	1,214,469
		6,054,037
Electrical Equipment - 8.8%
API Group Corporation *	236,709	4,817,028

Engineering & Construction - 4.6%
frontdoor, inc. *	59,176	2,479,474

Materials - 3.6%
Chemicals - 3.6%
Valvoline, Inc.	62,367	1,944,603

Real Estate - 6.1%
Real Estate Owners & Developers - 2.1%
Texas Pacific Land Corporation	925	1,118,658

REITs - 4.0%
Equinix, Inc.	2,776	2,193,401

AVE MARIA FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Market Value
Technology - 28.9%
Software - 16.1%
Adobe, Inc. *	4,026	$2,317,849
Autodesk, Inc. *	4,221	1,203,703
Microsoft Corporation	13,731	3,871,043
Tyler Technologies, Inc. *	2,946	1,351,183
		8,743,778
Technology Hardware - 5.5%
NextDC Ltd. *	353,704	3,010,508

Technology Services - 7.3%
Mastercard, Inc. - Class A	4,163	1,447,392
Moody's Corporation	2,831	1,005,316
Visa, Inc. - Class A	6,945	1,546,999
		3,999,707

Total Common Stocks (Cost $41,197,870)		$51,929,708

MONEY MARKET FUNDS - 4.9%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.02% (a)	2,577,742	$2,577,742
Federated Hermes Treasury Obligations Fund - Institutional Shares, 0.01% (a)	64,959	64,959
Total Money Market Funds (Cost $2,642,701)		$2,642,701

Total Investments at Market Value - 100.3% (Cost $43,840,571)		$54,572,409

Liabilities in Excess of Other Assets - (0.3%)		(149,305)

Net Assets - 100.0%		$54,423,104

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2021.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 25.6%	Par Value	Market Value
U.S. Treasury Bonds - 0.5%
8.000%, due 11/15/21	$2,500,000	$2,524,272

U.S. Treasury Inflation-Protected Notes - 13.0% (a)
0.625%, due 04/15/23	5,934,114	6,209,185
0.500%, due 04/15/24	10,822,800	11,557,285
2.375%, due 01/15/25	4,344,270	4,986,860
0.625%, due 01/15/26	5,743,800	6,338,672
2.000%, due 01/15/26	4,125,810	4,810,705
0.125%, due 04/15/26	5,204,200	5,633,953
0.375%, due 01/15/27	4,406,961	4,864,126
0.375%, due 07/15/27	7,253,090	8,065,379
0.500%, due 01/15/28	5,533,000	6,191,196
0.750%, due 07/15/28	2,718,550	3,110,581
		61,767,942
U.S. Treasury Notes - 12.1%
1.875%, due 07/31/22	2,500,000	2,537,109
1.625%, due 08/31/22	10,000,000	10,139,844
2.875%, due 11/30/23	10,000,000	10,549,219
0.375%, due 04/15/24	10,000,000	9,987,500
2.125%, due 11/30/24	10,000,000	10,486,719
0.500%, due 03/31/25	10,000,000	9,941,797
2.750%, due 08/31/25	4,000,000	4,303,281
		57,945,469

Total U.S. Government & Agencies (Cost $121,370,714)		$122,237,683

CORPORATE BONDS - 49.2%	Par Value	Market Value
Communications - 1.3%
Electronic Arts, Inc., 4.800%, due 03/01/26	$5,500,000	$6,254,466

Consumer Discretionary - 6.2%
Lowe's Companies, Inc., 3.800%, due 11/15/21	1,000,000	1,002,521
Lowe's Companies, Inc., 3.120%, due 04/15/22	3,000,000	3,024,147
Lowe's Companies, Inc., 3.125%, due 09/15/24	800,000	851,082
Lowe's Companies, Inc., 3.375%, due 09/15/25	1,500,000	1,622,005
Lowe's Companies, Inc., 2.500%, due 04/15/26	3,000,000	3,163,501
Lowe's Companies, Inc., 3.100%, due 05/03/27	5,000,000	5,407,887
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	3,181,340
Ross Stores, Inc., 0.875%, due 04/15/26	1,700,000	1,671,328
TJX Companies, Inc. (The), 2.500%, due 05/15/23	2,000,000	2,059,270
TJX Companies, Inc. (The), 2.250%, due 09/15/26	3,426,000	3,594,157
TJX Companies, Inc. (The), 1.150%, due 05/15/28	2,000,000	1,956,878
VF Corporation, 2.400%, due 04/23/25	650,000	677,108
VF Corporation, 2.800%, due 04/23/27	1,200,000	1,273,725
		29,484,949
Consumer Staples - 8.1%
Coca-Cola Company (The), 1.450%, due 06/01/27	2,500,000	2,522,321
Coca-Cola Company (The), 1.000%, due 03/15/28	1,000,000	964,376
Colgate-Palmolive Company, 2.250%, due 11/15/22	500,000	511,198
Colgate-Palmolive Company, 1.950%, due 02/01/23	2,663,000	2,723,976

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.2% (Continued)	Par Value	Market Value
Consumer Staples - 8.1% (Continued)
Colgate-Palmolive Company, 3.250%, due 03/15/24	$795,000	$849,162
Hershey Company (The), 2.625%, due 05/01/23	4,536,000	4,671,961
Hershey Company (The), 3.375%, due 05/15/23	500,000	523,304
Hershey Company (The), 2.050%, due 11/15/24	3,200,000	3,330,588
Hershey Company (The), 0.900%, due 06/01/25	6,550,000	6,544,517
Hershey Company (The), 2.300%, due 08/15/26	1,500,000	1,577,462
J.M. Smucker Company (The), 3.500%, due 10/15/21	2,000,000	2,001,994
Kimberly-Clark Corporation, 2.400%, due 03/01/22	3,811,000	3,845,185
Kimberly-Clark Corporation, 2.400%, due 06/01/23	440,000	455,010
Kimberly-Clark Corporation, 2.650%, due 03/01/25	1,115,000	1,176,618
Kimberly-Clark Corporation, 2.750%, due 02/15/26	343,000	368,101
Kimberly-Clark Corporation, 1.050%, due 09/15/27	4,097,000	4,037,701
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,616,717
		38,720,191
Energy - 3.4%
Chevron Corporation, 2.895%, due 03/03/24	1,824,000	1,923,092
Chevron Corporation, 2.954%, due 05/16/26	1,450,000	1,561,683
Chevron Corporation, 1.995%, due 05/11/27	5,085,000	5,244,137
Exxon Mobil Corporation, 2.397%, due 03/06/22	2,000,000	2,011,346
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,729,533
Exxon Mobil Corporation, 2.019%, due 08/16/24	2,650,000	2,756,083
Exxon Mobil Corporation, 2.709%, due 03/06/25	998,000	1,054,686
		16,280,560
Financials - 4.9%
BlackRock, Inc., 3.500%, due 03/18/24	2,500,000	2,679,354
BlackRock, Inc., 3.200%, due 03/15/27	7,375,000	8,075,465
Chubb INA Holdings, Inc., 3.150%, due 03/15/25	4,309,000	4,626,412
Chubb INA Holdings, Inc., 3.350%, due 05/03/26	500,000	545,167
PNC Financial Services Group, Inc. (The), 3.250%, due 06/01/25	1,528,000	1,646,925
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	4,790,010
U.S. Bancorp, 3.375%, due 02/05/24	1,000,000	1,062,838
		23,426,171
Health Care - 4.2%
Medtronic, Inc., 3.500%, due 03/15/25	5,598,000	6,072,758
Stryker Corporation, 3.375%, due 05/15/24	5,500,000	5,845,808
Stryker Corporation, 3.375%, due 11/01/25	1,026,000	1,111,137
Stryker Corporation, 3.500%, due 03/15/26	2,468,000	2,690,686
Zimmer Biomet Holdings, Inc., 3.550%, due 04/01/25	3,955,000	4,250,369
		19,970,758
Industrials - 6.0%
3M Company, 2.000%, due 06/26/22	1,073,000	1,087,220
3M Company, 2.250%, due 03/15/23	3,000,000	3,079,020
Illinois Tool Works, Inc., 3.500%, due 03/01/24	2,450,000	2,608,554
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	11,330,602
United Parcel Service, Inc., 2.350%, due 05/16/22	2,990,000	3,024,377
United Parcel Service, Inc., 2.200%, due 09/01/24	3,410,000	3,559,378
United Parcel Service, Inc., 2.800%, due 11/15/24	1,000,000	1,063,798
United Parcel Service, Inc., 2.400%, due 11/15/26	2,869,000	3,045,422
		28,798,371

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.2% (Continued)	Par Value	Market Value
Materials - 1.3%
Ecolab, Inc., 2.700%, due 11/01/26	$5,638,000	$6,005,784

Technology - 13.8%
Cisco Systems, Inc., 2.600%, due 02/28/23	2,475,000	2,557,373
Cisco Systems, Inc., 3.625%, due 03/04/24	3,500,000	3,762,975
Cisco Systems, Inc., 2.950%, due 02/28/26	1,000,000	1,081,192
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	3,286,952
Mastercard, Inc., 3.375%, due 04/01/24	3,855,000	4,122,220
Mastercard, Inc., 2.000%, due 03/03/25	5,625,000	5,845,567
Mastercard, Inc., 2.950%, due 11/21/26	2,000,000	2,168,327
Mastercard, Inc., 3.300%, due 03/26/27	5,199,000	5,712,645
Mastercard, Inc., 3.500%, due 02/26/28	450,000	501,146
Microsoft Corporation, 2.400%, due 08/08/26	5,750,000	6,105,487
Moody's Corporation, 4.500%, due 09/01/22	1,000,000	1,026,658
Moody's Corporation, 2.625%, due 01/15/23	3,319,000	3,411,799
Moody's Corporation, 4.875%, due 02/15/24	1,500,000	1,633,615
Moody's Corporation, 3.250%, due 01/15/28	3,550,000	3,852,536
Texas Instruments, Inc., 2.250%, due 05/01/23	2,500,000	2,565,150
Texas Instruments, Inc., 1.375%, due 03/12/25	1,160,000	1,180,076
Texas Instruments, Inc., 2.900%, due 11/03/27	740,000	803,999
Texas Instruments, Inc., 2.250%, due 09/04/29	1,112,000	1,145,856
Visa, Inc., 2.150%, due 09/15/22	4,000,000	4,069,959
Visa, Inc., 3.150%, due 12/14/25	3,905,000	4,232,931
Visa, Inc., 1.900%, due 04/15/27	354,000	365,144
Visa, Inc., 2.750%, due 09/15/27	6,051,000	6,511,770
		65,943,377

Total Corporate Bonds (Cost $230,587,139)		$234,884,627

COMMON STOCKS - 19.3%	Shares	Market Value
Consumer Discretionary - 2.4%
Apparel & Textile Products - 1.1%
VF Corporation	80,000	$5,359,200

Retail - Discretionary - 1.3%
Genuine Parts Company	49,300	5,976,639

Consumer Staples - 1.2%
Beverages - 1.2%
Coca-Cola European Partners plc	100,000	5,529,000

Energy - 1.2%
Oil & Gas Producers - 1.2%
Chevron Corporation	58,000	5,884,100

Financials - 4.6%
Asset Management - 1.2%
BlackRock, Inc.	7,000	5,870,620

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.3% (Continued)	Shares	Market Value
Financials - 4.6% (Continued)
Banking - 2.5%
First Horizon Corporation	451,000	$7,346,790
Truist Financial Corporation	77,000	4,516,050
		11,862,840
Specialty Finance - 0.9%
Fidelity National Financial, Inc.	90,000	4,080,600

Health Care - 1.0%
Medical Equipment & Devices - 1.0%
Medtronic plc	40,000	5,014,000

Industrials - 4.7%
Aerospace & Defense - 1.3%
Lockheed Martin Corporation	18,000	6,211,800

Industrial Support Services - 2.5%
Fastenal Company	106,000	5,470,660
Watsco, Inc.	24,000	6,350,880
		11,821,540
Transportation & Logistics - 0.9%
United Parcel Service, Inc. - Class B	25,000	4,552,500

Real Estate - 1.4%
Real Estate Owners & Developers - 1.4%
Texas Pacific Land Corporation	5,400	6,530,544

Technology - 2.8%
Semiconductors - 1.5%
Texas Instruments, Inc.	37,000	7,111,770

Technology Services - 1.3%
Western Union Company (The)	300,000	6,066,000

Total Common Stocks (Cost $65,026,648)		$91,871,153

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.6%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.02% (b)	22,899,390	$22,899,390
Federated Hermes Treasury Obligations Fund - Institutional Shares, 0.01% (b)	3,706,356	3,706,356
Total Money Market Funds (Cost $26,605,746)		$26,605,746

Total Investments at Market Value - 99.7% (Cost $443,590,247)		$475,599,209

Other Assets in Excess of Liabilities - 0.3%		1,597,029

Net Assets - 100.0%		$477,196,238

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of September 30, 2021.

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Market Value
Consumer Discretionary - 7.2%
Automotive - 2.2%
Gentex Corporation	15,000	$494,700

Consumer Services - 2.6%
Graham Holdings Company - Class B	1,000	589,160

Leisure Facilities & Services - 2.4%
Madison Square Garden Sports Corporation *	3,000	557,850

Consumer Staples - 1.8%
Beverages - 0.6%
Brown-Forman Corporation - Class B	2,000	134,020

Retail - Consumer Staples - 1.2%
Kroger Company (The)	7,000	283,010

Energy - 16.6%
Oil & Gas Producers - 14.0%
Chevron Corporation	9,169	930,195
Devon Energy Corporation	30,000	1,065,300
Pioneer Natural Resources Company	7,240	1,205,532
		3,201,027
Oil & Gas Services & Equipment - 2.6%
Schlumberger Ltd.	19,800	586,872

Financials - 12.6%
Institutional Financial Services - 6.4%
CME Group, Inc.	4,650	899,217
Intercontinental Exchange, Inc.	4,800	551,136
		1,450,353
Insurance - 6.2%
Berkshire Hathaway, Inc. - Class A *	2	822,758
Markel Corporation *	500	597,565
		1,420,323
Health Care - 0.5%
Biotech & Pharma - 0.5%
Avid Bioservices, Inc. *	5,000	107,850

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Market Value
Industrials - 8.4%
Electrical Equipment - 3.8%
A.O. Smith Corporation	5,000	$305,350
Vontier Corporation	16,300	547,680
		853,030
Engineering & Construction - 1.8%
frontdoor, inc. *	10,000	419,000

Industrial Support Services - 2.8%
AMERCO	1,000	646,030

Materials - 17.5%
Chemicals - 4.1%
Valvoline, Inc.	30,000	935,400

Metals & Mining - 13.4%
Barrick Gold Corporation	75,000	1,353,750
Franco-Nevada Corporation	7,690	999,008
Pan American Silver Corporation	30,000	698,100
		3,050,858
Real Estate - 29.1%
Real Estate Owners & Developers - 29.1%
Texas Pacific Land Corporation	5,500	6,651,480

Technology - 6.3%
Technology Hardware - 1.7%
Garmin Ltd.	2,500	388,650

Technology Services - 4.6%
Mastercard, Inc. - Class A	1,500	521,520
Moody's Corporation	1,500	532,665
		1,054,185

Total Common Stocks (Cost $12,455,555)		$22,823,798

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.2%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.02% (a) (Cost $43,207)	43,207	$43,207

Total Investments at Market Value - 100.2% (Cost $12,498,762)		$22,867,005

Liabilities in Excess of Other Assets - (0.2%)		(38,749)

Net Assets - 100.0%		$22,828,256

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2021.